Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 29,880	$ 29,333
Cost of sales	(13,419)	(13,536)
Gross profit	16,461	15,796
Distribution expenses	(3,157)	(3,183)
Sales and marketing expenses	(3,574)	(3,518)
Administrative expenses	(2,517)	(2,350)
Other operating income/(expenses)	334	327
Exceptional costs above profit from operations	(119)	(107)
Profit from operations	7,428	6,965
Finance expense	(3,287)	(3,608)
Finance income	401	385
Net finance income/(expense)	(2,887)	(3,223)
Share of result of associates	137	105
Exceptional share of results of associates	104	0
Profit before tax	4,782	3,847
Income tax expense	(1,546)	(1,192)
Profit of the period	3,236	2,655
Profit of the period attributable to:
Equity holders of AB InBev	2,564	1,977
Non-controlling interest	$ 672	$ 678
Basic earnings per share	$ 1.28	$ 0.98
Diluted earnings per share	$ 1.25	$ 0.96